Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Measurements
Assets measured at fair value on a recurring basis are as follows (in thousands):

Assets measured at fair value on a recurring basis are as follows (in thousands):

	Total	Level 1	Level 2	Level 3
March 31, 2022 (unaudited):
Money market funds	$59,461	$59,461	$—	$—
December 31, 2021:
Money market funds	$69,487	$69,487	$—	$—